INVESTMENTS IN ASSOCIATES (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of associates [abstract]
Disclosure of detailed information about carrying value of investments in associates
The carrying value of investments in associates consists of:

	ALPHA-CANNABIS PHARMA GMBH (3)	EVIANA HEALTH CORPORATION (4)	HYASYNTH BIOLOGICALS INC.	TOTAL
Participating share (1)	25.0%	19.9%	49.9%
Balance, August 31, 2022	$—	$—	$6,288	$6,288
Share of net loss (2)	—	—	(1,004)	(1,004)
Balance, September 30, 2023	$—	$—	$5,284	$5,284

(1) % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants.
(2) The Company utilizes the most recently issued quarterly financial statements of its associates in its results with a two-month lag since the Company does not have the same reporting date as its associates (for the thirteen months ended September 30, 2023, the Company utilized its associates’ results for the 13 months ended July 31, 2023).
(3) During the year ended August 31, 2021, the Company identified indicators of impairment with respect to its investment in ALPHA-CANNABIS PHARMA GMBH, resulting in impairment which reduced the carrying value of the investment to $nil.
(4) During the year ended August 31, 2020, the Company identified indicators of impairment with respect to its investment in Eviana Health Corporation, resulting in impairment which reduced the carrying value of the investment to $nil.